Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000227563 | 40171V100Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000227563 | 36168Q104GFL Environmental, Inc. (Canada)
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000227563 | 874054109Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000227563 | 942622200Watsco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227563 | 12504L109CBRE Group, Inc. (Class A)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227563 | 82452J109Shift4 Payments, Inc. (Class A)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227563 | 115236101Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000227563 | 038336103AptarGroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227563 | 50212V100LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227563 | 98311A105Wyndham Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227563 | Common Stock Communication Services874054109
Holdings [Line Items]
Percent of Total Investments	5.10%
C000227563 | Common Stock Consumer Discretionary109194100
Holdings [Line Items]
Percent of Total Investments	9.80%
C000227563 | Common Stock Consumer Staples237266101
Holdings [Line Items]
Percent of Total Investments	3.30%
C000227563 | Common Stock Financials115236101
Holdings [Line Items]
Percent of Total Investments	13.20%
C000227563 | Common Stock Health Care116794108
Holdings [Line Items]
Percent of Total Investments	8.00%
C000227563 | Common Stock Industrials00790R104
Holdings [Line Items]
Percent of Total Investments	25.60%
C000227563 | Common Stock Information Technology040413205
Holdings [Line Items]
Percent of Total Investments	21.50%
C000227563 | Common Stock Materials038336103
Holdings [Line Items]
Percent of Total Investments	8.80%
C000227563 | Common Stock Real Estate12504L109
Holdings [Line Items]
Percent of Total Investments	4.70%
C000041206 | G06940103BAE Systems, Plc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000041206 | 874039100Taiwan Semiconductor Manufacturing Co., Ltd. ADR
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000041206 | G5689U103London Stock Exchange Group, Plc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000041206 | F9156M108Thales S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000041206 | G25508105CRH, Plc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000041206 | J5946V107Obic Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000041206 | J32491102Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000041206 | F4035A557Safran S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000041206 | D66992104SAP SE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000041206 | H01301128Alcon AG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000041206 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Total Investments	16.90%
C000041206 | Common Stock Communication ServicesBNZGVV1
Holdings [Line Items]
Percent of Total Investments	3.90%
C000041206 | Common Stock Consumer Discretionary3208986
Holdings [Line Items]
Percent of Total Investments	9.50%
C000041206 | Common Stock Consumer Staples01626P148
Holdings [Line Items]
Percent of Total Investments	5.90%
C000041206 | Common Stock EnergyBP6MXD8
Holdings [Line Items]
Percent of Total Investments	1.40%
C000041206 | Common Stock Financials11271J107
Holdings [Line Items]
Percent of Total Investments	11.00%
C000041206 | Common Stock Health Care592688105
Holdings [Line Items]
Percent of Total Investments	8.20%
C000041206 | Common Stock Industrials0263494
Holdings [Line Items]
Percent of Total Investments	27.00%
C000041206 | Common Stock Information Technology21037X100
Holdings [Line Items]
Percent of Total Investments	23.00%
C000041206 | Common Stock Materials7110753
Holdings [Line Items]
Percent of Total Investments	8.20%
C000041206 | Preferred Stocks Consumer DiscretionaryBJN59B8
Holdings [Line Items]
Percent of Total Investments	1.00%
C000041206 | Registered Investment Companies N.D.61747C525
Holdings [Line Items]
Percent of Total Investments	0.90%
C000041206 | Warrants Information TechnologyBR52TP7
Holdings [Line Items]
Percent of Total Investments	0.00%
C000041206 | Japan
Holdings [Line Items]
Percent of Total Investments	14.50%
C000041206 | France
Holdings [Line Items]
Percent of Total Investments	14.00%
C000041206 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	13.90%
C000041206 | Canada
Holdings [Line Items]
Percent of Total Investments	8.20%
C000041206 | Ireland
Holdings [Line Items]
Percent of Total Investments	7.00%
C000041206 | Germany
Holdings [Line Items]
Percent of Total Investments	6.80%
C000041206 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.00%
C000041206 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.10%
C000041206 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.30%
C000041206 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.30%
C000041214 | 14040HBJ3Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000041214 | 00914AAJ1Air Lease Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000041214 | 65339KBS8NextEra Energy Capital Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000041214 | 04010LAZ6Ares Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041214 | Whirlpool Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041214 | 78017DAF5Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041214 | 345397B28Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041214 | Charter Communications Operating LLC Term B4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041214 | 86944BAF0Sutter Health
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041214 | 37045XDD5General Motors Financial Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041214 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.40%
C000041214 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000041214 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	54.90%
C000041214 | Loan Participations and Assignments
Holdings [Line Items]
Percent of Total Investments	7.70%
C000041214 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000041214 | Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000041214 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000041214 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	13.10%
C000041214 | U.S. Treasury Bonds and Notes
Holdings [Line Items]
Percent of Total Investments	0.30%
C000041213 | 14040HBJ3Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000041213 | 00914AAJ1Air Lease Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000041213 | 65339KBS8NextEra Energy Capital Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000041213 | 04010LAZ6Ares Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041213 | Whirlpool Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041213 | 78017DAF5Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041213 | 345397B28Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041213 | Charter Communications Operating LLC Term B4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041213 | 86944BAF0Sutter Health
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041213 | 37045XDD5General Motors Financial Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041213 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.40%
C000041213 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000041213 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	54.90%
C000041213 | Loan Participations and Assignments
Holdings [Line Items]
Percent of Total Investments	7.70%
C000041213 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000041213 | Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000041213 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000041213 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	13.10%
C000041213 | U.S. Treasury Bonds and Notes
Holdings [Line Items]
Percent of Total Investments	0.30%
C000201413 | Whirlpool Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201413 | 04010LBA0Ares Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000201413 | 41068XAE0HA Sustainable Infrastructure Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000201413 | 69335PFP5PFS Financing Corp. 2024-F
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000201413 | Connect Finco S.a.r.l.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201413 | 65341BAD8XPLR Infrastructure LP
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201413 | 46117WAA0INTOWN Mortgage Trust 2025-STAY
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201413 | 19240JAA6Cogent Ipv4 LLC 2024-1A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201413 | 928668BB7Volkswagen Group of America Finance LLC
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201413 | 29360AAB6Enstar Finance LLC
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201413 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	18.00%
C000201413 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.80%
C000201413 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	38.60%
C000201413 | Loan Participations and Assignments
Holdings [Line Items]
Percent of Total Investments	12.50%
C000201413 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000201413 | Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.00%
C000201413 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.30%
C000201413 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	1.90%
C000201413 | U.S. Treasury Bonds and Notes
Holdings [Line Items]
Percent of Total Investments	19.00%
C000201413 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000214426 | 02079K107Alphabet, Inc. (Class C)
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000214426 | 594918104Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000214426 | 57636Q104Mastercard, Inc. (Class A)
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000214426 | 084670108Berkshire Hathaway, Inc. (Class A)
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000214426 | G54950103Linde, Plc. (Ireland)
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000214426 | 482480100KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000214426 | 68389X105Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000214426 | 94106L109Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214426 | 22160K105Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214426 | 023135106Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214426 | Common Stock Communication Services02079K107
Holdings [Line Items]
Percent of Total Investments	6.80%
C000214426 | Common Stock Consumer Discretionary023135106
Holdings [Line Items]
Percent of Total Investments	8.10%
C000214426 | Common Stock Consumer Staples22160K105
Holdings [Line Items]
Percent of Total Investments	5.70%
C000214426 | Common Stock Financials084670108
Holdings [Line Items]
Percent of Total Investments	23.30%
C000214426 | Common Stock Health Care002824100
Holdings [Line Items]
Percent of Total Investments	15.70%
C000214426 | Common Stock Industrials053015103
Holdings [Line Items]
Percent of Total Investments	8.60%
C000214426 | Common Stock Information Technology00724F101
Holdings [Line Items]
Percent of Total Investments	26.30%
C000214426 | Common Stock MaterialsBNZHB81
Holdings [Line Items]
Percent of Total Investments	5.50%
C000105435 | 79575EAS7Salt Verde Financial Corp., Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105435 | 838810ED7City of South Miami Health Facilities Authority, Inc., Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105435 | 13013JAR7California Community Choice Financing Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105435 | 677561LA8State of Ohio, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105435 | 5444452X6City of Los Angeles Department of Airports, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105435 | 59447T3W1Michigan Finance Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105435 | 607769EL6Modesto Irrigation District, Revenue Bonds, NPFG
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105435 | 544532HU1Los Angeles Department of Water & Power, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105435 | 154871CU9Central Plains Energy Project, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105435 | 59333P7N2County of Miami-Dade Aviation Revenue, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105435 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000105435 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000105435 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	92.20%
C000105435 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	5.50%
C000105435 | Short-term Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000105434 | 79575EAS7Salt Verde Financial Corp., Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105434 | 838810ED7City of South Miami Health Facilities Authority, Inc., Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105434 | 13013JAR7California Community Choice Financing Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105434 | 677561LA8State of Ohio, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105434 | 5444452X6City of Los Angeles Department of Airports, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105434 | 59447T3W1Michigan Finance Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105434 | 607769EL6Modesto Irrigation District, Revenue Bonds, NPFG
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105434 | 544532HU1Los Angeles Department of Water & Power, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105434 | 154871CU9Central Plains Energy Project, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105434 | 59333P7N2County of Miami-Dade Aviation Revenue, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105434 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000105434 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000105434 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	92.20%
C000105434 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	5.50%
C000105434 | Short-term Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000041211 | 912797PJ0U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000041211 | 912797PK7U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000041211 | 912797NN3U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000041211 | 912797NP8U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000041211 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000041211 | Societe Generale
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000041211 | BNP Paribas
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000041211 | National Australia Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000041211 | 912797NM5U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000041211 | 912797PL5U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000041211 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	78.30%
C000041211 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	21.70%